Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2021
Property, Plant and Equipment [Line Items]
Collateral for bank borrowings	$ 69,562
lease liabilities	382
Property, Plant and Equipment	70,054	$ 12	$ 9	$ 10
Hotel Property [Member]
Property, Plant and Equipment [Line Items]
Collateral for bank borrowings	69,562
Property, Plant and Equipment	69,562	0	0
Right of use Assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment	$ 370	$ 0	$ 0